Long-term debt (Tables)	12 Months Ended
Sep. 30, 2025
Borrowings [abstract]
Disclosure of long-term debt

	As at September 30, 2025	As at September 30, 2024
	$	$
2021 U.S. Senior Notes of $835,860 (U.S. $600,000) repayable in September 2026 and of $557,240 (U.S. $400,000) repayable in September 2031[1]	1,386,564	1,342,758
2021 CAD Senior Notes of $600,000 repayable in September 2028[2]	597,892	597,212
2024 CAD Senior Notes of $300,000 repayable in September 2027 and of $450,000 repayable in September 2029[3]	747,001	746,144
2025 U.S. Senior Notes of $905,515 (U.S $650,000) repayable in March 2030[4]	894,509	—
Other long-term debt	11,869	2,194
	3,637,835	2,688,308
Current portion	845,253	999
	2,792,582	2,687,309
[1]    The senior unsecured notes issued in 2021 of U.S. $1,000,000,000 (2021 U.S. Senior Notes) are comprised of two series of senior unsecured notes with a weighted average maturity of 3 years and a weighted average interest rate of 1.79%. As at September 30, 2025, these represent an amount of $1,393,100,000, less financing fees.
[2]    The senior unsecured notes issued in 2021 of $600,000,000 (2021 CAD Senior Notes), less financing fees, are due in September 2028, with an interest rate of 2.10%.
[3]    The senior unsecured notes issued in 2024 of $750,000,000 (2024 CAD Senior Notes), less financing fees, are comprised of two series of senior unsecured notes with a weighted average maturity of 3 years and a weighted average interest rate of 4.08% as at September 30 2025.
4    In March 2025, the Company issued senior unsecured notes (2025 U.S. Senior Notes) for a total principal amount of U.S. $650,000,000, less financing fees. This issuance is comprised of one series of notes with a maturity of 5 years at an interest rate of 4.95%.